Liquidity and Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Liquidity And Going Concern
Liquidity and Going Concern

2. Liquidity and Going Concern

In accordance with ASC 205-40, Going Concern, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the unaudited condensed consolidated financial statements are issued. Since its inception, the Company has generated significant losses and as of June 30, 2026, the Company had an accumulated deficit of $77.0 million. As of June 30, 2026, the Company had cash and cash equivalents of $0.7 million. For the six months ended June 30, 2026, the Company had net operating losses of $6.7 million, and cash used in operating activities of $2.4 million.

Management has determined that it does not currently have sufficient cash and other sources of liquidity to fund its current business plan. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern for at least the next 12 months from the financial statement filing date.

The Company’s expectation is to generate operating losses and negative operating cash flows in the future and will need additional funding to support its current business plan in addition to the funds available from the at the market offering program (the “Sales Agreement”). The Company currently has approximately $73.6 million available funds from the Sales Agreement as of the financial statement release date when accounting for the $2.4 million due to J.J. Astor via the convertible note agreement entered into during the six months ended June 30, 2026 (the “J.J. Astor Note”). The available funds from the Sales Agreement is subject to further reduction in the event of default. However, there is no assurance that such funding will be available when needed. If additional funding is not available when required, the Company would need to delay or curtail its operations and its research and development activities until such funding is received, all of which could have a material adverse effect on the Company and its financial condition. See Note 7 and Note 18 for further discussion of the J.J. Astor Note.

These unaudited condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern and do not include adjustments to reflect the possible effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

2. Liquidity and Going Concern

In accordance with ASC 205-40, Going Concern, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued. Since its inception, the Company has generated significant losses and as of December 31, 2025, the Company had an accumulated deficit of $68.3 million. As of December 31, 2025 and December 31, 2024, the Company had cash and cash equivalents of $1.5 million and $0.6 million, respectively. For the years ended December 31, 2025 and 2024, the Company had net operating losses of $36.8 million and $15.4 million, respectively, and cash used in operating activities of $15.6 million and $9.7 million, respectively. Management has determined that it does not have sufficient cash and other sources of liquidity to fund its current business plan. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern for at least the next 12 months from the financial statement filing date.

The Company’s expectation is to generate operating losses and negative operating cash flows in the future and will need additional funding to support its current business plan in addition to re-stickering the funds available from the at the market offering program (the “Sales Agreement”). The Company currently has no remaining funds available from the Sales Agreement as of the financial statement release date. Management’s plans to alleviate the conditions that raise substantial doubt through the pursuit of additional cash resources through public or private equity or debt financings. However, there is no assurance that such funding will be available when needed or on acceptable terms. If additional funding is not available when required, the Company would need to delay or curtail its operations and its research and development activities until such funding is received, all of which could have a material adverse effect on the Company and its financial condition.

These financial statements have been prepared assuming the Company will continue as a going concern and do not include adjustments to reflect the possible effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.